UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21050

Name of Fund: BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New
Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

BlackRock New Jersey Municipal Bond Trust (BLJ)
Schedule of Investments May 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 127.0%
Corporate — 14.5%
New Jersey EDA, RB, AMT (a):
Continental Airlines Inc.
Project, 7.00%, 11/15/30	$ 2,335	$ 2,311,673
Disposal, Waste M
Management of New Jersey,
Series A, Mandatory Put
Bonds, 5.30%, 6/01/15	1,000	1,077,440
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series A, AMT, 5.70%,
10/01/39	475	474,425
Port Authority of New York & New Jersey,
RB, Continental Airlines, Inc. and
Eastern Air Lines, Inc. Project,
LaGuardia, AMT, 9.13%, 12/01/15	105	106,176
Salem County Utilities Authority,
Refunding RB, Atlantic City Electric,
Series A, 4.88%, 6/01/29	750	753,938
		4,723,652
County/City/Special District/School District — 7.8%
City of Margate City New Jersey, GO,
Improvement:
5.00%, 1/15/27	230	241,640
5.00%, 1/15/28	110	114,776
Essex County Improvement Authority,
Refunding RB, Project Consolidation
(NPFGC):
5.50%, 10/01/28	400	445,708
5.50%, 10/01/29	790	874,254
Hudson County Improvement Authority,
RB, Harrison Parking Facility Project,
Series C (AGC), 5.38%, 1/01/44	800	830,976
Middlesex County Improvement
Authority, RB, Subordinate, Heldrich
Center Hotel, Series B, 6.25%,
1/01/37 (b)(c)	560	55,300
		2,562,654
Education — 20.4%
New Jersey EDA, RB, School Facilities
Construction:
Series CC-2, 5.00%, 12/15/31	500	504,330
Series S, 5.00%, 9/01/36	280	275,638
New Jersey EDA, Refunding RB, School
Facilities, Series GG, 5.25%, 9/01/27	1,345	1,390,528
New Jersey Educational Facilities
Authority, RB, Montclair State
University, Series J, 5.25%, 7/01/38	180	180,518

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities
Authority, Refunding RB:
College of New Jersey, Series D
(AGM), 5.00%, 7/01/35	$ 1,010	$ 1,018,343
Fairleigh Dickinson University,
Series C, 6.00%, 7/01/20	500	522,515
Georgian Court University,
Series D, 5.00%, 7/01/33	150	135,849
New Jersey Institute of
Technology, Series H, 5.00%,
7/01/31	210	211,823
University of Medicine &
Dentistry, Series B, 7.50%,
12/01/32	450	505,147
New Jersey Higher Education Assistance
Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	165	165,340
5.00%, 12/01/26	125	124,600
5.13%, 12/01/27	300	302,571
5.25%, 12/01/32	300	301,224
Rutgers-State University of New Jersey,
Refunding RB, Series F, 5.00%,
5/01/39	1,000	1,024,920
		6,663,346
Health — 19.3%
New Jersey EDA, RB, First Mortgage,
Lions Gate Project, Series A:
5.75%, 1/01/25	150	135,306
5.88%, 1/01/37	265	222,314
New Jersey EDA, Refunding RB:
First Mortgage Winchester,
Series A, 5.80%, 11/01/31	1,000	949,540
Seabrook Village, Inc. Facility,
5.25%, 11/15/26	470	402,973
New Jersey Health Care Facilities
Financing Authority, RB:
AHS Hospital Corp., 6.00%,
7/01/41	610	629,996
Hospital Asset Transformation
Program, Series A, 5.25%,
10/01/38	500	497,090
Meridian Health, Series I (AGC),
5.00%, 7/01/38	250	244,545
Virtua Health (AGC), 5.50%,
7/01/38	400	409,144
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
Atlantic City Medical System,
5.75%, 7/01/25	1,110	1,126,228
CAB, St. Barnabas Health,
Series B, 5.90%, 7/01/30 (d)	500	136,005

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2011	1

BlackRock New Jersey Municipal Bond Trust (BLJ)
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities
Financing Authority, Refunding RB :
CAB, St. Barnabas Health,
Series B, 5.68%, 7/01/36 (d)	$ 3,600	$ 569,232
CAB, St. Barnabas Health,
Series B, 5.74%, 7/01/37 (d)	3,600	526,212
South Jersey Hospital, 5.00%,
7/01/46	500	456,185
		6,304,770
Housing — 9.5%
New Jersey State Housing & Mortgage
Finance Agency, RB:
S/F Housing, Series CC,
5.00%, 10/01/34	560	554,635
Series A, 4.75%, 11/01/29	370	358,937
Series AA, 6.38%, 10/01/28	930	997,025
Series AA, 6.50%, 10/01/38	315	340,981
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.70%,
10/01/37	235	214,778
Newark Housing Authority, RB, South
Ward Police Facitily (AGC):
5.75%, 12/01/30	180	190,534
6.75%, 12/01/38	405	456,581
		3,113,471
State — 27.8%
Garden State Preservation Trust, RB,
CAB, Series B (AGM), 5.24%,
11/01/27 (d)	4,000	1,769,600
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/24	500	531,410
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/25	500	524,390
Newark Downtown District
Management Corp., 5.13%,
6/15/37	250	210,400
School Facilities Construction,
Series Z (AGC), 5.50%, 12/15/34	1,000	1,038,060
School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	1,000	1,070,570
New Jersey EDA, Refunding RB:
New Jersey American Water
Co., Inc. Project, Series B,
AMT, 5.60%, 11/01/34	395	396,355
School Facilities Construction,
Series AA, 5.50%, 12/15/29	500	526,170
New Jersey EDA, Special Assessment
Bonds, Refunding, Kapkowski Road
Landfill Project, 6.50%, 4/01/28	2,250	2,281,072
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
CAB, Series C (AGM), 4.85%,
12/15/32 (d)	1,250	312,950
Series A (AGC), 5.63%, 12/15/28	200	210,588

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
State (concluded)
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/28	$ 200	$ 203,536
		9,075,101
Transportation — 27.2%
Delaware River Port Authority, RB:
Port District Project, Series B (AGM),
5.70%, 1/01/22	600	600,930
Series D, 5.00%, 1/01/40	250	249,235
New Jersey State Turnpike Authority, RB,
Series E, 5.25%, 1/01/40	1,000	1,016,840
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
6.00%, 12/15/38	325	347,301
Series A, 6.00%, 6/15/35	1,200	1,311,624
Series A, 5.88%, 12/15/38	555	580,924
Port Authority of New York & New Jersey,
RB:
Consolidated, 125th Series (AGM),
5.00%, 4/15/32	1,500	1,521,210
Consolidated, 126th Series,
AMT (NPFGC), 5.25%,
5/15/37	2,250	2,260,935
JFK International Air Terminal,
6.00%, 12/01/42	450	446,598
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.75%, 11/01/30	525	556,033
		8,891,630
Utilities — 0.5%
Rahway Valley Sewerage Authority, RB,
CAB, Series A (NPFGC), 4.41%,
9/01/33 (d)	650	161,441
Total Municipal Bonds in New Jersey		41,496,065
Multi-State — 6.7%
Housing — 6.7%
Centerline Equity Issuer Trust, 7.20%,
11/15/52 (e)(f)	2,000	2,200,040
Total Municipal Bonds in Multi-State		2,200,040
Puerto Rico — 15.9%
County/City/Special District/School District — 5.5%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.00%,
8/01/42	500	512,260
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C:
6.00%, 8/01/39	540	554,494
(AGM), 5.13%, 8/01/42	750	737,902
		1,804,656
State — 5.1%
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (AMBAC) (d):
4.37%, 7/01/37	1,750	261,258
4.53%, 7/01/43	1,000	95,240

2 BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2011

BlackRock New Jersey Municipal Bond Trust (BLJ)
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
State (concluded)
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	$ 315	$ 326,359
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	970	978,206
		1,661,063
Transportation — 3.0%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC:
(AGC), 5.50%, 7/01/31	670	690,602
(AGM), 5.50%, 7/01/30	275	285,912
		976,514
Utilities — 2.3%
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	750	739,570
Total Municipal Bonds in Puerto Rico		5,181,803
Total Municipal Bonds – 95.0%		48,877,908
Municipal Bonds Transferred to Tender
Option Bond Trusts (g)
New Jersey — 3.8%
Transportation — 3.8%
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A (AGM), 5.00%, 12/15/32	600	603,642
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.25%, 11/01/35	630	634,842
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 3.8%		1,238,484
Total Long-Term Investments
(Cost – $51,176,977) – 153.4%		50,116,392
Short-Term Securities	Shares
BIF New Jersey Municipal Money
Fund, 0.04% (h)(i)	1,599,013	1,599,013
Total Short-Term Securities
(Cost – $1,599,013) – 4.9%		1,599,013
Total Investments
(Cost - $52,775,991*) – 158.3%		51,715,405
Other Assets Less Liabilities – 1.4%		444,971
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (2.2)%		(720,314)
Preferred Shares, at Redemption Value – (57.5)%		(18,775,157)
Net Assets Applicable to Common Shares - 100.0% $		32,664,905

* The cost and unrealized appreciation (depreciation) of investments as of
May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 51,948,961
Gross unrealized appreciation	$ 1,365,144
Gross unrealized depreciation	(2,318,483)
Net unrealized depreciation	$ (953,339)

(a) Variable rate security. Rate shown is as of report date.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Non-income producing security.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(h) Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares
	Held at		Shares
	August 31,	Net	Held at
Affiliate	2011	Activity	May 31, 2011	Income
BIF New Jersey
Municipal
Money Fund	915,154	683,859	1,599,013	$ 270

(i) Represents the current yield as of report date.

• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine sector sub- classifications for reporting ease.

•Financial futures contracts sold as of May 31, 2011 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
12	10-Year U.S.	Chicago	June 2011 $1,450,790		$ (37,585)
	Treasury	Board of
	Note	Trade
8	10-Year U.S.	Chicago	September 979,547		(1,328)
	Treasury	Board of	2011
	Note	Trade
Total				$ (38,913)

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2011	3

BlackRock New Jersey Municipal Bond Trust (BLJ)
Schedule of Investments (concluded)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$50,116,392	—	$ 50,116,392
Short- Term
Securities	$ 1,599,013	—	—	1,599,013
Total	$ 1,599,013	$ 50,116,392	—	$ 51,715,405
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs Level 1		Level 2	Level 3	Total
Derivative Financial Instruments[2]:
Liabilities:
Interest rate
Contracts	$ (38,913)	—	—	$ (38,913)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

4 BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 26, 2011